Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Common shares	Treasury stock	Additional paid-in capital	Statutory reserves	Accumulated other comprehensive loss	(Accumulated deficits)/ retained earnings	Total Xunlei Limited's shareholders' equity	Non-controlling interest	Total
Beginning Balance, Amount at Dec. 31, 2022	$ 81	$ 12	$ 477,495	$ 7,036	$ (14,668)	$ (160,063)	$ 309,893	$ (1,472)	$ 308,421
Beginning Balance, Shares at Dec. 31, 2022	325,047,736
Treasury Stock, Shares, Beginning Balance at Dec. 31, 2022		49,954,204
Repurchase of common shares	$ (3)	$ 3	(4,687)				(4,687)		(4,687)
Repurchase of common shares (in shares)	(13,037,345)	13,037,345
Share-based compensation			9,676				9,676		9,676
Restricted shares vested	$ 3	$ (3)
Restricted shares vested (in shares)	11,515,165	(11,515,165)
Appropriation of statutory reserves				1,106		(1,106)
Net income						14,225	14,225	41	14,266
Currency translation adjustments					(4,245)		(4,245)	42	(4,203)
Ending Balance, Amount at Dec. 31, 2023	$ 81	$ 12	482,484	8,142	(18,913)	(146,944)	324,862	(1,389)	323,473
Ending Balance, Shares at Dec. 31, 2023	323,525,556
Treasury Stock, Shares, Ending Balance at Dec. 31, 2023		51,476,384
Repurchase of common shares	$ (5)	$ 5	(7,693)				(7,693)		(7,693)
Repurchase of common shares (in shares)	(20,858,895)	20,858,895
Share-based compensation			2,453				2,453		2,453
Restricted shares vested	$ 1	$ (1)
Restricted shares vested (in shares)	4,684,535	(4,684,535)
Appropriation of statutory reserves				576		(576)
Acquisition of a subsidiary								1,638	1,638
Net income						1,215	1,215	(552)	663
Currency translation adjustments					(2,781)		(2,781)	32	(2,749)
Ending Balance, Amount at Dec. 31, 2024	$ 77	$ 16	477,244	8,718	(21,694)	(146,305)	318,056	(271)	$ 317,785
Ending Balance, Shares at Dec. 31, 2024	307,351,196
Treasury Stock, Shares, Ending Balance at Dec. 31, 2024		67,650,744							67,650,744
Repurchase of common shares	$ (1)	$ 1	(951)				(951)		$ (951)
Repurchase of common shares (in shares)	(2,174,695)	2,174,695
Share-based compensation			3,840				3,840		3,840
Restricted shares vested	$ 2	$ (2)
Restricted shares vested (in shares)	9,100,500	(9,100,500)
Appropriation of statutory reserves				969		(969)
Net income						1,048,265	1,048,265	(655)	1,047,610
Currency translation adjustments					4,281		4,281	(48)	4,233
Ending Balance, Amount at Dec. 31, 2025	$ 78	$ 15	$ 480,133	$ 9,687	$ (17,413)	$ 900,991	$ 1,373,491	$ (974)	$ 1,372,517
Ending Balance, Shares at Dec. 31, 2025	314,277,001
Treasury Stock, Shares, Ending Balance at Dec. 31, 2025		60,724,939							60,724,939